Income Tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Abstract]
Income (loss) before income tax	$ (6,967)	$ (681)	$ (15)
Israeli corporate income tax rate	25.00%	26.50%	26.50%
Theoretical income tax expenses (benefit)	$ (1,742)	$ 4,711	$ 1,116
Valuation allowance for deferred tax	1,109
Tax rates differences	725	(1,659)	(63)
Previous year	1,054
Other, net	(60)	(29)	37
Income tax expenses	$ 1,086	$ (170)	$ (4)